SHAREHOLDERS’ EQUITY/(DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of reconciliation of number of shares outstanding
Reconciliation of number of shares outstanding

Number of shares	2024	2023
Shares outstanding as of January 1 (1)	384,499,607	384,499,607
Shares sold externally	167,670,000	—
Shares issued due to exercise of share options and vesting of RSUs and PSUs	1,461,589	—
Shares outstanding as of December 31	553,631,196	384,499,607
________________________________________________________
(1)Shares outstanding have been adjusted retrospectively to reflect the increase in the number of ordinary shares outstanding resulting from the Share Split. Shares outstanding before the Share Split represent the sum of Class A and Class B shares outstanding, prior to the Reclassification.